Other Long-Term Assets	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Other Long-Term Assets
25.	Other Long-Term Assets

The composition of other long-term assets are shown below:

(in thousands)	Note	June 30 2019	December 31 2018
Intangible assets		$4,203	$3,291
Debt issue costs - Revolving Facility	18.1	5,883	5,507
Other		1,447	1,517

Total other long-term assets		$11,533	$10,315